Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 6,246	$ (2,238)	$ (542)
Active management horizon of assessment	12 months	12 months	12 months
Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 3,850	$ (149)	$ 210
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(3,834)	(681)	1,882
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	6,230	(1,408)	(2,634)
Integrated Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	6,383	(1,928)	(260)	$ (415)
Integrated Gas, Renewables & Power activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	3,716	(159)	392
Integrated Gas, Renewables & Power activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(3,563)	(361)	2,054
Integrated Gas, Renewables & Power activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	6,230	(1,408)	(2,706)
Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(137)	(310)	(282)	$ (283)
Crude oil, petroleum products and freight rates activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	134	10	(182)
Crude oil, petroleum products and freight rates activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (271)	$ (320)	(172)
Crude oil, petroleum products and freight rates activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments			$ 72